FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
12.	FAIR VALUE MEASUREMENTS

ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
In accordance with ASC 820, the Company measures cash equivalents, restricted cash, available-for-sale investments, marketable equity securities investments, investments carried at fair value, certain other assets, derivative instruments and SARs at fair value. The liability component of the 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes is measured at fair value on its issuance and extinguishment date. Cash equivalents are classified within Level 1 because they are valued using quoted market prices in active markets for identical assets and liabilities.
Derivative instruments are classified within Level 2 of the fair value hierarchy because the valuation inputs are based on quoted prices and market observable data of similar instruments in active markets, such as currency spot and forward rates.

As of December 31, 2020 and June 30, 2021, Level 3 assets and liabilities of the Company included investments in exchangeable and convertible loan, investments in sovereign bonds, investments carried at fair value and preference shares of investees and other assets.
Investments in debt securities - for short-term investment in debt securities, the carrying amount approximates fair value due to its short-term nature.
Other assets – the Company used Market approach to determine the fair value of certain assets by comparing to the sale and purchase transactions of comparable assets in the market, adjusted with differences such as size, physical condition, location and etc.
2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes – the Company used discounted cash flow method to determine the fair value of the liability component (non-recurring, Level 3). The discounted cash flow taking into the present value of expected future cash flows from coupon interest and redemption amount, discounted by the credit yield as at issuance date with reference to similar instruments that did not have associated convertible features.
Investments carried at fair value – the Company used a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.
Assets and liabilities measured at fair value on a recurring basis are summarized below:
	Fair value measurement at December 31, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	74,272	–	–	74,272
Held to maturity investments	100,071	–	286	100,357
Available-for-sale investments	5,688	–	21,357	27,045
Equity securities	76,000	–	–	76,000
Other assets	–	–	19,024	19,024
Share appreciation rights	(11,640)	–	–	(11,640)

	244,391	–	40,667	285,058

	Fair value measurement at June 30, 2021
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	575,601	–	–	575,601
Held to maturity investments	787,122	–	486	787,608
Available-for-sale investments	49,017	–	164,459	213,476
Equity securities	55,533	–	–	55,533
Investments carried at fair value	–	–	21,992	21,992
Other assets	–	–	16,221	16,221
Derivative assets(1)	–	67	–	67
Derivative liabilities (2)	–	(1,204)	–	(1,204)
Share appreciation rights	(18,038)	–	–	(18,038)

	1,449,235	(1,137)	203,158	1,651,256

    (1) Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
    (2) Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

    Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follow:
$
Assets:
Available-for-sale investments
Balance at January 1, 2020	128,418
Impairments	(13,429)
Conversion into ordinary shares of investees	(72,000)
Fair value loss included in other comprehensive income	(5,400)

Balance at June 30, 2020	37,589
Addition	20,429
Impairments	(37,571)
Fair value loss included in other comprehensive income	910

Balance at December 31, 2020	21,357
Addition	146,871
Fair value loss included in other comprehensive income	(3,769)

Balance as at June 30, 2021	164,459

Investments carried at fair value
Balance at January 1, 2020, June 30, 2020 and December 31, 2020	–
Addition	21,992

Balance at June 30, 2021	21,992

Other assets
Balance at January 1, 2020	–
Acquisition of subsidiary	8,718
Additions	10,928
Disposals	(45)
Exchange differences	(373)

Balance at June 30, 2020	19,228
Acquisition of subsidiary	142
Additions	2,412
Disposals	(318)
Write-down	(3,713)
Exchange differences	1,273

Balance at December 31, 2020	19,024
Additions	186
Disposals	(1,989)
Write-down	(441)
Exchange differences	(559)

Balance at June 30, 2021	16,221

The Company’s valuation techniques used to measure the fair value were derived from management’s assumptions of estimations.